Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Entities
Schedule of amounts of assets acquired and liabilities assumed

Preliminary Allocations
(in millions)
Investment properties	$4,228
Cash and cash equivalents	91
Tenant Receivables and accrued revenue, net	1
Deferred costs and other assets (including intangibles)	264

Total Assets	$4,584

Mortgages and other indebtedness, including premiums	$2,672
Accounts payable, accrued expenses, intangibles and other	164
Other Liabilities	6

Total Liabilities	$2,842

Summary of investments in joint ventures and share of income from such joint ventures, balance sheet

	December 31, 2012	December 31, 2011
BALANCE SHEETS
Assets:
Investment properties, at cost	$14,607,291	$20,481,657
Less — accumulated depreciation	4,926,511	5,264,565

	9,680,780	15,217,092
Cash and cash equivalents	619,546	806,895
Tenant receivables and accrued revenue, net	252,774	359,208
Investment in unconsolidated entities, at equity	39,589	133,576
Deferred costs and other assets	438,399	526,101

Total assets	$11,031,088	$17,042,872

Liabilities and Partners' Deficit:
Mortgages and other indebtedness	$11,584,863	$15,582,321
Accounts payable, accrued expenses, intangibles, and deferred revenue	672,483	775,733
Other liabilities	447,132	981,711

Total liabilities	12,704,478	17,339,765
Preferred units	67,450	67,450
Partners' deficit	(1,740,840)	(364,343)

Total liabilities and partners' deficit	$11,031,088	$17,042,872

Our Share of:
Partners' deficit	$(799,911)	$(32,000)
Add: Excess Investment	2,184,133	714,515

Our net Investment in unconsolidated entities, at equity	$1,384,222	$682,515

Scheduled principal payment repayments on joint venture properties' mortgages and other indebtedness

  As of December 31, 2012, scheduled principal repayments on joint venture properties' mortgages and other indebtedness are as follows:

2013	$1,286,591
2014	1,095,731
2015	2,029,553
2016	1,106,436
2017	1,367,851
Thereafter	4,693,145

Total principal maturities	11,579,307
Net unamortized debt premiums and discounts	5,556

Total mortgages and other indebtedness	$11,584,863

Summary of investments in joint ventures and share of income from such joint ventures, statements of operations

	For the Year Ended December 31,
	2012	2011	2010
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,487,554	$1,424,038	$1,365,466
Overage rent	176,609	140,822	125,239
Tenant reimbursements	691,564	660,354	655,144
Other income	171,698	150,949	181,210

Total revenue	2,527,425	2,376,163	2,327,059
Operating Expenses:
Property operating	477,338	460,235	446,358
Depreciation and amortization	506,820	485,794	482,836
Real estate taxes	178,739	167,608	174,617
Repairs and maintenance	65,163	64,271	63,185
Advertising and promotion	55,175	50,653	48,205
Provision for (recovery of) credit losses	1,824	4,496	(85)
Other	170,510	148,110	130,195

Total operating expenses	1,455,569	1,381,167	1,345,311

Operating Income	1,071,856	994,996	981,748
Interest expense	(599,400)	(593,408)	(589,769)
Loss from unconsolidated entities	(1,263)	(1,263)	—

Income from Continuing Operations	471,193	400,325	391,979
Loss from operations of discontinued joint venture interests	(20,311)	(57,961)	(60,470)
(Loss) Gain on disposal of discontinued operations, net	(5,354)	347,640	39,676

Net Income	$445,528	$690,004	$371,185

Third-Party Investors' Share of Net Income	$239,931	$384,384	$234,799

Our Share of Net Income	205,597	305,620	136,386
Amortization of Excess Investment	(83,400)	(50,562)	(48,329)
Our Share of Loss (Gain) on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net	9,245	(173,820)	(20,305)
Our Share of Impairment Charge from Investments in Unconsolidated Entities, net	—	—	8,169

Income from Unconsolidated Entities	$131,442	$81,238	$75,921